UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments	BlackRock Money Market Portfolio
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Certificates of Deposit — 29.0%

Euro — 2.6%
ABN AMRO Bank NV, 1.27%, 09/07/17	USD	10,000	$10,000,000
KBC Bank NV, 1.24%, 08/11/17(a)		10,000	9,985,922

			19,985,922
Yankee(b) — 26.4%
Bank of Montreal, Chicago, 1.66%, 01/11/18(c)		5,000	5,000,000
Bank of Tokyo-Mitsubishi Ltd., New York, 1.34%, 08/24/17		6,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.52%, 11/06/17		8,000	8,001,698
BNP Paribas SA, New York, 1.50%, 10/05/17		7,000	7,001,655
Canadian Imperial Bank of Commerce, New York(c):
1.70%, 10/23/17		12,000	12,009,692
1.60%, 12/01/17		6,000	6,000,000
1.42%, 07/16/18		4,000	4,000,000
Dexia Credit Local SA, New York, 1.43%, 01/05/18(c)		12,250	12,250,000
Kookmin Bank, New York, 1.72%, 08/10/17(c)		3,500	3,500,000
Landesbank Baden-Wuerttemberg, New York, 1.15%, 07/06/17		25,000	25,000,000
Mizuho Bank Ltd., New York, 1.81%, 10/16/17(c)		6,000	6,007,435
Norinchukin Bank, New York:
1.77%, 07/24/17(c)		5,000	5,000,000
1.17%, 08/08/17		7,000	7,000,000
1.38%, 10/13/17(c)		10,000	10,000,000
1.50%, 10/27/17		4,000	4,000,000
Royal Bank of Canada, New York, 1.43%, 03/07/18(c)		6,000	6,000,000
Sumitomo Mitsui Banking Corp., New York(c):
1.38%, 10/04/17		7,700	7,700,000
1.40%, 11/22/17		6,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 1.41%, 01/19/18(c)		10,000	10,000,000
Svenska Handelsbanken, New York, 1.43%, 08/01/17(c)		9,000	9,000,000
Swedbank AB, New York, 1.12%, 07/05/17		25,000	25,000,000
Toronto-Dominion Bank, New York:
1.40%, 12/08/17		8,000	8,000,000
1.47%, 03/13/18(c)		8,000	8,000,000
UBS AG, Stamford(c):
1.49%, 02/23/18		4,000	4,000,000
1.32%, 06/01/18		4,000	4,000,000
Westpac Banking Corp., New York, 1.62%, 01/09/18(c)		3,000	3,000,000

			211,470,480

Total Certificates of Deposit — 29.0% (Cost: $231,456,402)			231,456,402

Security	Par (000)	Value

Commercial Paper — 43.0%

Antalis SA, 1.20%, 07/07/17(a)(d)	USD 20,000	$19,996,000
Bedford Row Funding Corp., 1.44%, 06/22/18(c)(d)	4,000	4,000,000
BNZ International Funding Ltd., 1.53%, 02/01/18(c)(d)	9,000	9,000,000
BPCE SA, 1.05%, 07/03/17(a)(d)	4,000	3,999,767
Caisse d’Amortissement de la Dette Sociale, 1.28%, 09/18/17(a)(d)	8,000	7,977,529
Charta Corp., 1.28%, 09/11/17(a)	12,000	11,969,280
Collateralized Commercial Paper Co. LLC, 1.55%, 07/03/17(c)	11,000	11,000,172
Commonwealth Bank of Australia(c)(d):
1.81%, 07/18/17	10,000	10,000,000
1.57%, 02/15/18	8,500	8,500,000
Cooperatieve Rabobank UA, 1.19%, 08/07/17(a)	10,000	9,987,769
Crown Point Capital Co. LLC, 1.51%, 10/10/17(a)(d)	5,000	4,978,958
DBS Bank Ltd.(a)(d):
1.05%, 07/05/17	12,000	11,998,600
1.18%, 08/21/17	10,000	9,983,354
1.30%, 09/20/17	12,000	11,964,900
DNB Bank ASA, 1.53%, 03/23/18(c)(d)	5,000	5,000,000
Erste Abwicklungsanstalt(d):
1.26%, 07/05/17(c)	10,000	10,000,000
1.22%, 08/18/17(a)	6,000	5,990,240
Fairway Finance Co. LLC, 1.14%, 08/21/17(a)(d) .	5,000	4,991,925
Federation des Caisses Desjardins du Quebec, 1.17%, 07/06/17(a)(d)	30,000	29,995,125
HSBC Bank plc, 1.48%, 02/09/18(c)(d)	5,000	5,000,000
Kells Funding LLC, 1.13%, 08/07/17(a)(d)	15,000	14,982,579
Liberty Street Funding LLC, 1.14%, 07/18/17(a) .	10,000	9,994,617
Macquarie Bank Ltd., 1.34%, 10/04/17(a)(d)	5,000	4,982,385
Matchpoint Finance plc, 1.37%, 07/06/17(a)(d)	5,000	4,999,049
Oversea-Chinese Banking Corp. Ltd.(d):
1.13%, 08/03/17(a)	10,000	9,989,642
1.26%, 11/10/17(c)	10,000	10,000,000
Societe Generale SA, 1.27%, 07/31/17(a)	13,000	12,986,242
Starbird Funding Corp., 1.51%, 10/02/17(a)(d)	1,200	1,195,350
Suncorp-Metway Ltd.(a):
1.34%, 07/05/17	8,000	7,998,809
1.33%, 07/17/17(d)	3,325	3,323,035
1.35%, 10/30/17	6,000	5,972,977
Toronto-Dominion Holdings USA, Inc., 1.21%, 09/08/17(a)	10,000	9,976,808
Toyota Motor Credit Corp., 1.41%, 03/14/18(c)	5,000	5,000,000
United Overseas Bank Ltd., 1.30%, 09/22/17(a)(d)	10,000	9,970,028
Victory Receivables Corp., 1.04%, 07/03/17(a)(d).	20,000	19,998,844
Westpac Banking Corp.(d):
1.19%, 09/05/17(a)	7,000	6,984,792
1.51%, 10/20/17(c)	7,750	7,750,000

Total Commercial Paper — 43.0% (Cost: $342,438,776)		342,438,776

Corporate Bonds — 1.9%

Banks — 1.0%
Bank of America NA, 1.28%, 10/03/17(c)	8,000	8,000,000

Consumer Finance — 0.9%
Toyota Motor Credit Corp., 1.47%, 12/05/17(c)	7,000	7,000,000

Total Corporate Bonds — 1.9% (Cost: $15,000,000)		15,000,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds(d)(e)(f) — 1.2%

RBC Municipal Products, Inc. Trust, Series 2017E-82, RB, VRDN (Royal Bank of Canada LOC), 1.22%, 07/07/17	USD	1,000	$1,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-83, RB, VRDN (Royal Bank of Canada LOC), 1.22%, 07/07/17		2,000	2,000,000
RIB Floater Trust Various States, Series 2016- 19WE, RB, VRDN (Barclays Bank plc LOC), 1.58%, 08/04/17		6,600	6,600,000

Total Municipal Bonds — 1.2% (Cost: $9,600,000)			9,600,000

Security	Par (000)		Value

Time Deposits — 6.9%

Credit Agricole Corporate & Investment Bank SA, 1.06%, 07/03/17	USD	26,000	$26,000,000
ING Bank NV, 1.22%, 07/03/17		4,000	4,000,000
Natixis SA, 1.06%, 07/03/17		25,000	25,000,000

Total Time Deposits — 6.9% (Cost: $55,000,000)			55,000,000

Total Repurchase Agreements — 14.6% (Cost: $116,500,000)			116,500,000

Total Investments — 96.6% (Cost: $769,995,178)(g)			769,995,178
Other Assets Less Liabilities — 3.4%			26,945,783

Net Assets — 100.0%			$796,940,961

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Rate as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)	Cost for U.S. federal income tax purposes.

For Fund compliance purposes, the Fund’s sector and industry classifications refer to one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such (Sector and industry) sub-classifications for reporting ease.

Repurchase Agreements

Repurchase Agreements									Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.26	%(a)	06/30/17	07/03/17	$4,000	$4,000	$4,000,420	Corporate/Debt Obligations, 0.00% to 7.33%, due 12/17/18 to 01/15/68	$4,276,680	$4,279,564
Credit Suisse Securities USA LLC	1.41	(a)	06/30/17	07/03/17	10,000	10,000	10,001,175	Corporate/Debt Obligation, 0.00%, due 02/28/57	11,655,000	12,004,650

	1.67	(b)	06/30/17	07/03/17	10,000	10,000	10,001,395	Corporate/Debt Obligation, 0.00%, due 02/28/57	11,655,000	12,004,650

Total Credit Suisse Securities USA LLC						$20,000				$24,009,300
JP Morgan Securities LLC	1.34	(a)	06/30/17	07/03/17	4,000	4,000	4,000,447	Corporate/Debt Obligations, 0.76% to 5.70%, due 10/15/48 to 07/25/56	293,489,302	4,280,141
Mizuho Securities USA LLC	1.16		06/30/17	07/03/17	66,000	66,000	66,006,380	U.S. Government Sponsored Agency Obligations, 4.00%, due 10/01/46 to 06/01/47	64,335,982	67,946,190
	2.24	(b)	06/30/17	07/03/17	14,500	14,500	14,502,711	U.S. Government Sponsored Agency Obligation, 0.98%, due 01/14/19	14,729,000	14,790,432

Total Mizuho Securities USA LLC						$80,500				$82,736,622

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
June 30, 2017 (Unaudited)

Repurchase Agreements									Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.31	%(a)	06/30/17	07/03/17	$4,000	$4,000	$4,000,437	Corporate/Debt Obligations, 3.25% to 4.24%, due 01/25/42 to 02/17/50	$5,237,187	$4,280,000
	1.54		06/20/17	09/18/17	4,000	4,000	4,015,400	Corporate/Debt Obligation, 0.00%, due 07/05/17	4,221,106	4,200,000

Total Wells Fargo Securities LLC						$8,000				$8,480,000
Total						$116,500				$123,785,627

(a)	Variable rate security. Rate as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$769,995,178	$–	$769,995,178

	$–	$769,995,178	$–	$769,995,178

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2017, there were no transfers between levels.

Portfolio Abbreviations — Fixed Income

LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

Currency

USD	United States Dollar

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3–	Exhibits

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 22, 2017